UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8047

                             Scudder YieldWise Funds
                             -----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder YieldWise Government & Agency Money Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Principal
                                                                                           Amount ($)              Value ($)
                                                                                          ----------------------------------

Agencies Not Backed by the Full Faith and Credit of the US Government 55.7%

US Government Sponsored Agencies 39.6%
Federal Farm Credit Bank:
2.76%*, 1/17/2006                                                                          5,000,000              5,000,000
2.85%*, 6/13/2005                                                                          5,000,000              4,999,941
Federal Home Loan Bank:
2.76%**, 5/6/2005                                                                          7,000,000              6,997,317
2.875%*, 9/12/2005                                                                         6,000,000              5,998,635
Federal Home Loan Mortgage Corp.:
2.785%**, 6/13/2005                                                                        2,000,000              1,993,347
2.81%**, 6/27/2005                                                                         1,000,000                995,551
2.9%**, 8/9/2005                                                                           3,500,000              3,471,806
2.99%**, 7/12/2005                                                                         1,300,000              1,292,226
Federal National Mortgage Association:
1.75%, 5/23/2005                                                                             500,000                500,000
2.84%**, 8/3/2005                                                                          3,000,000              2,977,753
                                                                                                                 -----------
                                                                                                                 34,226,576

US Government Agency Sponsored Pass-Throughs 16.1%
Federal National Mortgage Association:
2.68%**, 5/2/2005                                                                          3,000,000              2,999,777
2.83%**, 6/1/2005                                                                          6,000,000              5,985,378
3.0%**, 7/1/2005                                                                           3,000,000              2,984,750
3.12%**, 8/1/2005                                                                          2,000,000              1,984,227
                                                                                                                 -----------
                                                                                                                 13,954,132
Total Agencies Not Backed by the Full Faith
and Credit of the US Government (Cost $48,180,708)                                                               48,180,708
                                                                                                                 -----------
Backed by the Full Faith and Credit of the US Government 8.4% Hainan Airlines:
Series 2001-1, 3.01%*, 12/15/2007                                                          2,407,611              2,407,611
Series 2001-2, 3.01%*, 12/15/2007                                                          2,407,611              2,407,611
Series 2001-3, 3.01%*, 12/15/2007                                                          2,407,611              2,407,611
                                                                                                                 -----------
Total Backed by the Full Faith and Credit of the US Government
(Cost $7,222,833)                                                                                                 7,222,833
                                                                                                                 -----------
Repurchase Agreements 36.7%
Bank of America, 2.78%, dated 3/22/2005, to be repurchased
at $10,032,433 on 5/3/2005 (a)                                                            10,000,000             10,000,000
Bank of America, 2.8%, dated 4/22/2005, to be repurchased
at $6,005,133 on 5/3/2005 (b)                                                              6,000,000              6,000,000
Merrill Lynch & Co., Inc., 3.0%, dated 4/6/2005,
to be repurchased at $6,045,000 on 7/5/2005 (c)                                            6,000,000              6,000,000
Morgan Stanley, 2.97%, dated 4/29/2005, to be repurchased
at $8,001,980 on 5/2/2005 (d)                                                              8,000,000              8,000,000
State Street Bank and Trust Co., 2.83%, dated 4/29/2005,
to be repurchased at $1,772,418 on 5/2/2005 (e)                                            1,772,000              1,772,000
                                                                                                                 -----------
Total Repurchase Agreements (Cost $31,772,000)                                                                   31,772,000


                                                                                                % of
                                                                                             Net Assets           Value ($)
                                                                                             ----------           ---------

Total Investment Portfolio  (Cost $87,175,541)                                                 100.8             87,175,541
Other Assets and Liabilities, Net                                                               -0.8               -706,127
                                                                                                                 -----------
Net Assets                                                                                     100.0             86,469,414
                                                                                                                 ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:

Principal                                                                                  Maturity    Collateral
Amount ($)               Security                                         Rate (%)           Date       Value ($)
------------------------------------------------------------------------------------------------------------------

5,388,718               Federal Home Loan Mortgage Corp.                  4.847             3/1/2034   5,365,612

4,621,231               Federal National Mortgage Association              6.5              4/1/2035   4,834,388

-----------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                10,200,000

(b) Collateralized by $5,851,940 Federal National Mortgage Association, 4.917-6.5%, with maturities 9/1/2031-12/1/2034 with a value of $6,120,001.

(c) Collateralized by $6,007,183 Federal Home Loan Mortgage Corp., 5.5-6.0%, with maturities 11/15/2030-1/15/2035 with a value of $6,121,973.

(d) Collateralized by $8,041,059 Federal National Mortgage Association, 3.271%, maturing on 4/1/2033 with a value of $8,160,019.

(e) Collateralized by $1,800,000 Federal Home Loan Bank, 1.5%, maturing on 5/13/2005 with a value of $1,811,398.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Government & Agency Money
Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Government & Agency Money
Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/Paul Schubert
                                    -----------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005